AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2023
	Shares	Value
Common Stocks - 98.6%
Communication Services - 5.3%
Embracer Group AB (Sweden)*	95,294	$230,705
Enad Global 7 AB (Sweden)*	134,328	282,470
IPSOS (France)	8,510	425,869
Nihon Falcom Corp. (Japan)	42,325	383,804
Paradox Interactive AB (Sweden)	24,750	631,607

Total Communication Services		1,954,455
Consumer Discretionary - 9.8%
Garrett Motion, Inc. (Switzerland)*	72,365	561,552
Gift Holdings, Inc. (Japan)	44,674	788,725
Hamee Corp. (Japan)[1]	55,608	428,796
Max Stock, Ltd. (Israel)	193,567	370,876
Mazda Motor Corp. (Japan)	60,955	635,085
MIPS AB (Sweden)	5,315	196,331
Yossix Holdings Co., Ltd. (Japan)	32,104	643,984

Total Consumer Discretionary		3,625,349
Consumer Staples - 11.0%
Becle SAB de CV (Mexico)	244,050	658,701
First Pacific Co., Ltd. (Hong Kong)	1,294,332	551,038
Grupo Herdez SAB de CV (Mexico)	177,631	436,511
Hilton Food Group PLC (United Kingdom)	40,890	349,128
Kusuri no Aoki Holdings Co., Ltd. (Japan)	10,575	661,297
Nissin Foods Co. Ltd. (Hong Kong)	553,397	429,514
Royal Unibrew A/S (Denmark)	5,646	495,121
Sarantis, S.A. (Greece)	58,413	490,253

Total Consumer Staples		4,071,563
Energy - 1.3%
Diversified Energy Co. PLC (United States)	422,650	490,171
Financials - 2.4%
BFF Bank S.P.A. (Italy)[2]	44,334	475,506
Omni Bridgeway, Ltd. (Australia)*	308,551	418,446

Total Financials		893,952
Health Care - 5.0%
Ergomed PLC (United Kingdom)*	34,952	463,139
Haw Par Corp., Ltd. (Singapore)	62,800	465,912
Riverstone Holdings, Ltd. (Singapore)	735,400	342,656
Siegfried Holding AG (Switzerland)	632	570,530

Total Health Care		1,842,237
Industrials - 39.1%
ADENTRA, Inc. (Canada)	25,449	634,530
Alliance Global Group, Inc. (Philippines)	3,779,516	834,404
Calian Group, Ltd. (Canada)	10,982	429,706
	Shares	Value

Clarkson PLC (United Kingdom)	13,136	$450,962
Creek & River Co., Ltd. (Japan)	41,100	610,222
Delta Plus Group (France)	6,459	483,964
DMG Mori Co., Ltd. (Japan)	38,700	705,164
Fluidra, S.A. (Spain)[1]	14,247	320,370
FULLCAST Holdings Co., Ltd. (Japan)	36,300	517,412
GVS S.P.A. (Italy)*,2	70,012	435,605
Hammond Power Solutions, Inc. (Canada)	10,588	425,730
Hosokawa Micron Corp. (Japan)	20,350	567,364
Howden Joinery Group PLC (United Kingdom)	68,570	641,305
Inabata & Co., Ltd. (Japan)	27,900	606,516
NFI Group, Inc. (Canada)	49,519	452,605
Nippon Concept Corp. (Japan)	46,421	562,298
Nippon Parking Development Co., Ltd. (Japan)[1]	418,475	629,056
Nisso Corp. (Japan)	92,600	531,940
Rheinmetall AG (Germany)	3,245	881,423
Richelieu Hardware, Ltd. (Canada)	18,550	594,583
RS GROUP PLC (United Kingdom)	36,800	353,626
Senshu Electric Co., Ltd. (Japan)	37,140	977,967
Stabilus SE (Germany)	8,296	465,443
Ten Pao Group Holdings, Ltd. (China)	2,237,700	291,042
UT Group Co., Ltd. (Japan)*	34,900	580,271
Yamazen Corp. (Japan)	60,475	473,980

Total Industrials		14,457,488
Information Technology - 11.3%
Ai Holdings Corp. (Japan)	32,850	533,498
Argo Graphics, Inc. (Japan)	19,125	441,144
Digital Hearts Holdings Co., Ltd. (Japan)	54,675	443,481
Digital Information Technologies Corp. (Japan)	53,646	688,749
Esprinet S.P.A. (Italy)[1]	54,158	340,671
Incap Oyj (Finland)*,1	32,177	348,145
Kitron A.S.A. (Norway)	275,269	976,342
Micro-Star International Co., Ltd. (Taiwan)	78,500	392,544

Total Information Technology		4,164,574
Materials - 9.9%
Corticeira Amorim SGPS, S.A. (Portugal)	52,748	578,837
Elopak A.S.A. (Norway)	193,051	396,754
Hill & Smith PLC (United Kingdom)	31,391	711,048
Huhtamaki Oyj (Finland)[1]	16,716	574,192
Marshalls PLC (United Kingdom)	90,899	316,065
Mayr Melnhof Karton AG (Austria)	2,774	392,954
Vidrala, S.A. (Spain)	7,350	691,701

Total Materials		3,661,551

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 3.5%
Altus Group, Ltd. (Canada)	13,737	$529,066
Far East Consortium International, Ltd. (Hong Kong)	2,309,714	524,118
PATRIZIA SE (Germany)	23,387	223,264

Total Real Estate		1,276,448

Total Common Stocks (Cost $41,139,556)		36,437,788

Principal Amount
Short-Term Investments - 2.0%
Joint Repurchase Agreements - 0.9%[3]
Bank of America Securities, Inc., dated 08/31/23, due 09/01/23, 5.300% total to be received $345,613 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $352,473)	$345,562	345,562
	Principal Amount	Value
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp., dated 08/31/23 due 09/01/23, 5.150% total to be received $399,057 (collateralized by a U.S. Treasury, 3.500%, 01/31/30, totaling $406,989)	$399,000	$399,000

Total Short-Term Investments (Cost $744,562)		744,562
Total Investments - 100.6% (Cost $41,884,118)		37,182,350
Other Assets, less Liabilities - (0.6)%		(216,509)
Net Assets - 100.0%		$36,965,841

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,144,715 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the value of these securities amounted to $911,111 or 2.5% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$4,597,526	$9,859,962	—	$14,457,488
Information Technology	—	4,164,574	—	4,164,574
Consumer Staples	1,934,593	2,136,970	—	4,071,563
Materials	975,591	2,685,960	—	3,661,551
Consumer Discretionary	561,552	3,063,797	—	3,625,349
Communication Services	631,607	1,322,848	—	1,954,455
Health Care	463,139	1,379,098	—	1,842,237
Real Estate	529,066	747,382	—	1,276,448
Financials	—	893,952	—	893,952
Energy	490,171	—	—	490,171
Short-Term Investments
Joint Repurchase Agreements	—	345,562	—	345,562
Repurchase Agreements	—	399,000	—	399,000
Total Investments in Securities	$10,183,245	$26,999,105	—	$37,182,350

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended August 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at August 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	1.2
Austria	1.1
Canada	8.4
China	0.8
Denmark	1.4
Finland	2.5
France	2.5
Germany	4.3
Greece	1.3
Hong Kong	4.1
Israel	1.0
Italy	3.4
Japan	34.1
Country	% of Long-Term Investments
Mexico	3.0
Norway	3.8
Philippines	2.3
Portugal	1.6
Singapore	2.2
Spain	2.8
Sweden	3.7
Switzerland	3.1
Taiwan	1.1
United Kingdom	9.0
United States	1.3
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,144,715	$345,562	$864,331	$1,209,893
The following table summarizes the securities received as collateral for securities lending at August 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.404%	10/03/23-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.